UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05860

T. Rowe Price U.S. Treasury Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

U.S. Treasury Long-Term Index Fund

Investor Class (PRULX)

This semi-annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Investor Class	$15	0.29%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,186,107
Number of Portfolio Holdings	59

Portfolio Turnover Rate	20.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

U.S. Treasury Securities	99.0%
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	99.0%
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F67-053 1/25

U.S. Treasury Long-Term Index Fund

Investor Class (PRULX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

U.S. Treasury Long-Term Index Fund

I Class (PRUUX)

This semi-annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - I Class	$4	0.08%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,186,107
Number of Portfolio Holdings	59

Portfolio Turnover Rate	20.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

U.S. Treasury Securities	99.0%
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	99.0%
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1089-053 1/25

U.S. Treasury Long-Term Index Fund

I Class (PRUUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

U.S. Treasury Long-Term Index Fund

Z Class (TRZUX)

This semi-annual shareholder report contains important information about U.S. Treasury Long-Term Index Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Treasury Long-Term Index Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$5,186,107
Number of Portfolio Holdings	59

Portfolio Turnover Rate	20.2%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

U.S. Treasury Securities	99.0%
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	99.0%
Government National Mortgage Assn.	0.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1271-053 1/25

U.S. Treasury Long-Term Index Fund

Z Class (TRZUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRULX U.S. Treasury Long-
Term Index Fund
PRUUX U.S. Treasury Long-
Term Index Fund–
.
I Class
TRZUX U.S. Treasury Long-
Term Index Fund–
.
Z Class

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7 .25 $ 8 .14 $ 9 .24 $ 11 .04 $ 15 .37 $ 13 .26
Investment
activities
Net investment
income
(1)(2)
0 .14 0 .27 0 .25 0 .20 0 .21 0 .30
Net realized and
unrealized gain/
loss 0 .28 ( 0 .89 ) ( 1 .11 ) ( 1 .80 ) ( 2 .02 ) 3 .00
Total from
investment
activities 0 .42 ( 0 .62 ) ( 0 .86 ) ( 1 .60 ) ( 1 .81 ) 3 .30
Distributions
Net investment
income ( 0 .14 ) ( 0 .27 ) ( 0 .24 ) ( 0 .20 ) ( 0 .22 ) ( 0 .29 )
Net realized gain — — — — ( 2 .30 ) ( 0 .90 )
Total distributions ( 0 .14 ) ( 0 .27 ) ( 0 .24 ) ( 0 .20 ) ( 2 .52 ) ( 1 .19 )
NET ASSET
VALUE
End of period $ 7 .53 $ 7 .25 $ 8 .14 $ 9 .24 $ 11 .04 $ 15 .37

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .78% ( 7 .64 ) % ( 9 .29 ) % ( 14 .75 ) % ( 13 .56 ) % 26 .47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .31%
(4)
0 .34% 0 .39% 0 .29% 0 .32% 0 .44%
Net expenses
after waivers/
payments by
Price Associates 0 .29%
(4)
0 .29% 0 .29% 0 .29% 0 .27% 0 .30%
Net investment
income 3 .67%
(4)
3 .61% 2 .91% 1 .81% 1 .58% 2 .17%
Portfolio turnover
rate 20 .2% 85 .3% 96 .9% 75 .2% 49 .1% 157 .0%
Net assets, end of
period (in millions) $286 $256 $216 $221 $418 $664
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7 .25 $ 8 .14 $ 9 .24 $ 11 .04 $ 15 .38 $ 13 .26
Investment
activities
Net investment
income
(1)(2)
0 .15 0 .29 0 .26 0 .23 0 .23 0 .32
Net realized and
unrealized gain/
loss 0 .28 ( 0 .89 ) ( 1 .10 ) ( 1 .80 ) ( 2 .03 ) 3 .01
Total from
investment
activities 0 .43 ( 0 .60 ) ( 0 .84 ) ( 1 .57 ) ( 1 .80 ) 3 .33
Distributions
Net investment
income ( 0 .15 ) ( 0 .29 ) ( 0 .26 ) ( 0 .23 ) ( 0 .24 ) ( 0 .31 )
Net realized gain — — — — ( 2 .30 ) ( 0 .90 )
Total distributions ( 0 .15 ) ( 0 .29 ) ( 0 .26 ) ( 0 .23 ) ( 2 .54 ) ( 1 .21 )
NET ASSET
VALUE
End of period $ 7 .53 $ 7 .25 $ 8 .14 $ 9 .24 $ 11 .04 $ 15 .38

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
5 .89% ( 7 .45 ) % ( 9 .12 ) % ( 14 .57 ) % ( 13 .48 ) % 26 .73%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .08%
(4)
0 .09% 0 .10% 0 .08% 0 .15% 0 .30%
Net expenses
after waivers/
payments by
Price Associates 0 .08%
(4)
0 .09% 0 .10% 0 .08% 0 .11% 0 .16%
Net investment
income 3 .87%
(4)
3 .82% 3 .10% 2 .11% 1 .77% 2 .32%
Portfolio turnover
rate 20 .2% 85 .3% 96 .9% 75 .2% 49 .1% 157 .0%
Net assets, end
of period (in
thousands) $554,055 $531,198 $351,450 $314,440 $155,860 $91,407
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7 .25 $ 8 .14 $ 9 .24 $ 11 .04 $ 15 .38 $ 15 .32
Investment
activities
Net investment
income
(2)(3)
0 .15 0 .29 0 .27 0 .24 0 .24 0 .06
Net realized and
unrealized gain/
loss 0 .28 ( 0 .89 ) ( 1 .10 ) ( 1 .80 ) ( 2 .03 ) 0 .06
Total from
investment
activities 0 .43 ( 0 .60 ) ( 0 .83 ) ( 1 .56 ) ( 1 .79 ) 0 .12
Distributions
Net investment
income ( 0 .15 ) ( 0 .29 ) ( 0 .27 ) ( 0 .24 ) ( 0 .25 ) ( 0 .06 )
Net realized gain — — — — ( 2 .30 ) —
Total distributions ( 0 .15 ) ( 0 .29 ) ( 0 .27 ) ( 0 .24 ) ( 2 .55 ) ( 0 .06 )
NET ASSET
VALUE
End of period $ 7 .53 $ 7 .25 $ 8 .14 $ 9 .24 $ 11 .04 $ 15 .38

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(4)
5 .93% ( 7 .37 ) % ( 9 .03 ) % ( 14 .50 ) % ( 13 .39 ) % 0 .80%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0 .07%
(5)
0 .07% 0 .07% 0 .07% 0 .14% 0 .30%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 3 .96%
(5)
3 .89% 3 .20% 2 .15% 1 .87% 1 .89%
(5)
Portfolio turnover
rate 20 .2% 85 .3% 96 .9% 75 .2% 49 .1% 157 .0%
Net assets, end of
period (in millions) $4,346 $4,118 $4,343 $3,805 $2,795 $2,019
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.0%
U.S. Government Obligations  0.0%
Government National Mortgage Assn.
6.00%, 8/20/34 - 11/15/39  142 148
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $150) 148
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  99.0%
U.S. Treasury Obligations  99.0%
U.S. Treasury Bonds, 1.125%, 5/15/40  75,506 47,899
U.S. Treasury Bonds, 1.125%, 8/15/40  167,938 105,617
U.S. Treasury Bonds, 1.25%, 5/15/50  113,850 58,135
U.S. Treasury Bonds, 1.375%, 11/15/40  116,055 75,690
U.S. Treasury Bonds, 1.375%, 8/15/50  148,380 78,039
U.S. Treasury Bonds, 1.625%, 11/15/50  122,110 68,611
U.S. Treasury Bonds, 1.75%, 8/15/41  134,590 91,816
U.S. Treasury Bonds, 1.875%, 2/15/41  276,150 194,772
U.S. Treasury Bonds, 1.875%, 2/15/51  95,309 57,126
U.S. Treasury Bonds, 1.875%, 11/15/51  157,100 93,474
U.S. Treasury Bonds, 2.00%, 11/15/41  136,680 96,658
U.S. Treasury Bonds, 2.00%, 2/15/50  117,100 72,840
U.S. Treasury Bonds, 2.00%, 8/15/51  141,300 87,032
U.S. Treasury Bonds, 2.25%, 5/15/41  102,008 76,155
U.S. Treasury Bonds, 2.25%, 8/15/49  39,240 25,972
U.S. Treasury Bonds, 2.25%, 2/15/52  134,850 88,032
U.S. Treasury Bonds, 2.375%, 2/15/42  245,888 184,147
U.S. Treasury Bonds, 2.375%, 11/15/49  78,500 53,343
U.S. Treasury Bonds, 2.375%, 5/15/51  153,555 103,650
U.S. Treasury Bonds, 2.50%, 2/15/45  69,040 50,496
U.S. Treasury Bonds, 2.875%, 5/15/43  64,005 50,954
U.S. Treasury Bonds, 2.875%, 8/15/45  45,305 35,239
U.S. Treasury Bonds, 2.875%, 5/15/49  155,050 117,063
U.S. Treasury Bonds, 2.875%, 5/15/52  128,295 96,261
U.S. Treasury Bonds, 3.00%, 2/15/47  32,030 25,088
U.S. Treasury Bonds, 3.00%, 8/15/52  122,555 94,444
U.S. Treasury Bonds, 3.125%, 8/15/44  64,025 52,310
U.S. Treasury Bonds, 3.125%, 5/15/48  40,000 31,806
U.S. Treasury Bonds, 3.25%, 5/15/42  206,620 176,628
U.S. Treasury Bonds, 3.375%, 8/15/42 (1) 247,213 214,534

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.375%, 5/15/44  41,715 35,536
U.S. Treasury Bonds, 3.375%, 11/15/48  46,500 38,566
U.S. Treasury Bonds, 3.625%, 2/15/53  140,137 122,116
U.S. Treasury Bonds, 3.625%, 5/15/53  125,090 109,063
U.S. Treasury Bonds, 3.875%, 2/15/43  85,765 79,493
U.S. Treasury Bonds, 3.875%, 5/15/43  237,710 219,956
U.S. Treasury Bonds, 4.00%, 11/15/42  219,395 207,397
U.S. Treasury Bonds, 4.00%, 11/15/52  102,141 95,151
U.S. Treasury Bonds, 4.125%, 8/15/44 (2) 95,270 90,685
U.S. Treasury Bonds, 4.125%, 8/15/53  137,757 131,364
U.S. Treasury Bonds, 4.25%, 2/15/54  200,355 195,659
U.S. Treasury Bonds, 4.25%, 8/15/54  73,940 72,323
U.S. Treasury Bonds, 4.375%, 8/15/43  91,748 90,744
U.S. Treasury Bonds, 4.50%, 2/15/44  360,240 361,141
U.S. Treasury Bonds, 4.625%, 5/15/44  148,720 151,462
U.S. Treasury Bonds, 4.625%, 5/15/54  250,125 259,935
U.S. Treasury Bonds, 4.75%, 11/15/43  114,085 118,328
U.S. Treasury Bonds, 4.75%, 11/15/53  140,600 148,728
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $5,886,125) 5,131,478
SHORT-TERM INVESTMENTS  1.4%
Money Market Funds  1.4%
T. Rowe Price Treasury Reserve Fund, 4.66% (3)(4) 73,476 73,476
Total Short-Term Investments (Cost $73,476) 73,476

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Par/Shares $ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL  1.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 4.67% (3)(4) 87,903,953 87,904
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 87,904
Total Securities Lending Collateral (Cost $87,904) 87,904
Total Investments in Securities
102.1% of Net Assets
(Cost $6,047,655) $ 5,293,006
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(2) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 108 U.S. Treasury Notes five year contracts 3/25 11,621 $ 91
Long, 1,168 U.S. Treasury Notes two year
contracts 3/25 240,736 728
Long, 959 Ultra U.S. Treasury Bonds contracts 3/25 121,973 1,941
Short, 1,561 Ultra U.S. Treasury Notes ten year
contracts 3/25 (179,198) (2,798)
Net payments (receipts) of variation margin to date 458
Variation margin receivable (payable) on open futures contracts $ 420

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.67% $ — $ — $ — ++
T. Rowe Price Treasury Reserve Fund, 4.66% — — 639
Totals $ — # $ — $ 639 +
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Government
Reserve Fund, 4.67% $ — ¤ ¤ $ 87,904
T. Rowe Price Treasury
Reserve Fund, 4.66% 119,755 ¤ ¤ 73,476
Total $ 161,380 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $639 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $161,380.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,047,655) $ 5,293,006
Interest receivable 32,501
Receivable for shares sold 1,000
Variation margin receivable on futures contracts 420
Due from affiliates 173
Cash 1
Other assets 1,126
Total assets 5,328,227
Liabilities
Obligation to return securities lending collateral 88,470
Payable for investment securities purchased 49,745
Payable for shares redeemed 3,562
Investment management fees payable 249
Payable to directors 3
Other liabilities 91
Total liabilities 142,120
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 5,186,107

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (1,793,899)
Paid-in capital applicable to 688,971,795 shares of $0.01 par value capital stock outstanding; 32,000,000,000 shares of
the Corporation authorized 6,980,006
NET ASSETS $ 5,186,107
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $285,871; Shares outstanding: 37,987,995) $ 7.53
I Class
(Net assets: $554,055; Shares outstanding: 73,599,790) $ 7.53
Z Class
(Net assets: $4,346,181; Shares outstanding:
577,384,010) $ 7.53

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 100,953
Dividend 639
Securities lending 197
Other 6
Total income 101,795
Expenses
Investment management 1,542
Shareholder servicing
Investor Class $ 319
I Class 39 358
Prospectus and shareholder reports
Investor Class 14
I Class 4
Z Class 2 20
Custody and accounting 139
Registration 50
Legal and audit 18
Directors 8
Miscellaneous 13
Waived / paid by Price Associates (1,509)
Total expenses 639
Net investment income 101,156

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (36,905)
Futures 164
Net realized loss (36,741)
Change in net unrealized gain / loss
Securities 219,318
Futures 4,193
Change in net unrealized gain / loss 223,511
Net realized and unrealized gain / loss 186,770
INCREASE IN NET ASSETS FROM OPERATIONS $ 287,926

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 101,156 $ 186,869
Net realized loss (36,741) (332,123)
Change in net unrealized gain / loss 223,511 (224,088)
Increase (decrease) in net assets from operations 287,926 (369,342)
Distributions to shareholders
Net earnings
Investor Class (5,104) (8,170)
I Class (10,787) (15,233)
Z Class (85,270) (163,454)
Decrease in net assets from distributions (101,161) (186,857)
Capital share transactions
*
Shares sold
Investor Class 66,378 162,066
I Class 69,273 333,763
Z Class 253,037 791,566
Distributions reinvested
Investor Class 4,911 7,925
I Class 10,504 14,585
Z Class 84,799 164,403
Shares redeemed
Investor Class (50,407) (102,149)
I Class (77,098) (127,419)
Z Class (266,722) (694,022)
Increase in net assets from capital share
transactions 94,675 550,718

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase (decrease) during period 281,440 (5,481)
Beginning of period 4,904,667 4,910,148
End of period $ 5,186,107 $ 4,904,667
*Share information (000s)
Shares sold
Investor Class 8,719 21,399
I Class 9,115 45,296
Z Class 33,681 104,993
Distributions reinvested
Investor Class 648 1,064
I Class 1,387 1,962
Z Class 11,197 22,068
Shares redeemed
Investor Class (6,642) (13,696)
I Class (10,125) (17,202)
Z Class (35,157) (92,793)
Increase in shares outstanding 12,823 73,091

T. ROWE PRICE U.S. Treasury Long-Term Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Long-
Term Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income consistent with maximum credit protection. The fund has three classes of shares: the U.S. Treasury Long-Term Index Fund (Investor Class), the U.S.
Treasury Long-Term Index Fund–I Class (I Class) and the U.S. Treasury Long-
Term Index Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,131,626 $ — $ 5,131,626
Short-Term Investments 73,476 — — 73,476
Securities Lending Collateral 87,904 — — 87,904
Total Securities 161,380 5,131,626 — 5,293,006
Futures Contracts* 2,760 — — 2,760
Total $ 164,140 $ 5,131,626 $ — $ 5,295,766
Liabilities
Futures Contracts* $ 2,798 $ — $ — $ 2,798
1
Includes U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 2,760
*
Total $ 2,760
*
Liabilities
Interest rate derivatives Futures $ 2,798
Total $ 2,798
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ 164
Total $ 164

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $4,581,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 4,193
Total $ 4,193

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 4% and 10% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage
loans
and entitle the fund to the periodic payments
of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November 30, 2024, the value of loaned securities was $86,150,000; the value of cash collateral and related investments was $88,470,000.
Other  Purchases and sales of U.S. government securities
aggregated $1,162,158,000 and $1,017,874,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$991,084,000 of available capital loss carryforwards.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $6,061,441,000. Net unrealized loss aggregated $768,473,000 at period-end, of which $46,755,000 related to appreciated investments and $815,228,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.06% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $384,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2024, expenses incurred pursuant to these service agreements were $63,000 for Price Associates; $201,000 for T. Rowe Price Services, Inc.;
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.29% 0.05% 0.00%
Expense limitation date 09/30/25 09/30/25 N/A
(Waived)/repaid during the period ($000s) $(25) $— $(1,484)

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

and $10,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, approximately 27% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.

T. ROWE PRICE U.S. Treasury Long-Term Index Fund

NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F67-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025